Convertible Secured Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule of secured notes payable
	Notes	Debt Discount	Offering Costs	Net Total
Original Value	$5,000,000	$(2,750,000)	(303,000)	$1,947,000
Amortization of debt discount and deferred financing costs	—	732,000	72,000	804,000
Ending balance—June 30, 2015	5,000,000	(2,018,000)	(231,000)	2,751,000

Less: Current Portion	(2,500,000)	1,045,000	93,000	(1,362,000)
Long Term Portion	$2,500,000	$(973,000)	(138,000)	$1,389,000

Summary of derivative liabilities
	Warrants Liability	Embedded Note Conversion Feature	Total
Value as of December 31, 2014	$402,000	$—	$402,000
Adjustment to fair value—warrants	277,000	—	277,000
Exchange of warrants for common stock—April 2, 2015	$(692,000)	$—	$(692,000)
Issuance of Notes	—	611,000	611,000
Adjustment to fair value—conversion feature	—	(122,000)	(122,000)
Ending balance—June 30, 2015	$—	$489,000	$489,000

	Warrants Liability	Embedded Note Conversion Feature	Total
Original Value—April 16, 2014	$1,250,000	$828,000	$2,078,000
Adjustment to fair value, Conversion Feature, August 14, 2014	—	(724,000)	(724,000)
Conversion of convertible secured notes	—	(104,000)	(104,000)
Adjustment to fair value, Warrants	(848,000)	—	(848,000)
Ending balance—December 31, 2014	$402,000	$—	$402,000

Schedule of convertible secured promissory notes payable
	Secured Notes	Debt Discount	Net Total
Original Value—April 16, 2014	$4,575,000	$(3,236,000)	$1,339,000
Amortization of debt discount	—	540,000	540,000
Capitalization of Interest Payable	2,000	—	2,000
Conversion and redemption of secured Notes Payable	(4,577,000)	2,696,000	(1,881,000)
Ending balance—December 31, 2014	$—	$—	$—

Schedule of changes in financial statements
Increase (decrease)
Operating Cash	$405,000
Restricted Cash	$(2,288,000)
Convertible Note	$(4,575,000)
Discount on convertible note	$(2,515,000)
Derivative liabilities	$(104,000)
Common stock	$1,000
Paid in capital	$2,710,000

Outstanding shares	2,711,000

Summary of assumptions
2014
Annual dividend yield	—
Expected life (years)	1.25–5.0
Risk-free interest rate	0.04%–0.96%
Expected volatility	47%–151%

Embedded conversion feature liability [Member]
Summary of fair value assumptions
2015
Annual dividend yield	—
Expected life (years)	0.6 years
Risk-free interest rate	0.22%
Expected volatility	138–148%

Warrant Liability [Member]
Summary of fair value assumptions
2015
Annual dividend yield	—
Expected life (years)	4.04
Risk-free interest rate	0.99%
Expected volatility	134%